42. Condensed Unconsolidated Financial Information of Companhia Paranaense de Energia – Copel (Tables)	12 Months Ended
Dec. 31, 2017
Condensed Unconsolidated Financial Information Of Companhia Paranaense De Energia Copel Tables
Condensed Statements of Financial Position

ASSETS	12.31.2017	12.31.2016 Restated	12.31.2015 Restated

Current assets
Cash and cash equivalents	56,833	46,096	25,653
Bonds and securities	90	149	168
Collaterals and escrow accounts	129	128	132
Dividends receivables	459,464	485,263	488,187
CRC transferred to the State Government of Paraná	167,109	-	111,663
Other current receivables	8,287	8,736	13,018
Income tax and social contribution	14,055	41,899	154,077
Other current recoverable taxes	276	197	-
Related parties	292,051	116,020	447
	998,294	698,488	793,345
Noncurrent assets
Other temporary investments	18,727	408,297	-
CRC transferred to the State Government of Paraná	1,349,253	1,522,735	1,271,579
Judicial deposits	119,167	153,932	267,411
Income Tax and Social Contribution	158,808	153,216	79,144
Deferred income tax and social contribution	102,236	47,462	100,919
Other noncurrent recoverable taxes	15	15	15
Related parties	219,426	220,661	297,237
	1,967,632	2,506,318	2,016,305

Investments	14,987,607	13,965,892	14,057,384
Property, Plant and Equipment, net	830	630	455
Intangible Assets	1,603	3,168	3,046
	16,957,672	16,476,008	16,077,190

TOTAL ASSETS	17,955,966	17,174,496	16,870,535

LIABILITIES	12.31.2017	12.31.2016 Restated	12.31.2015 Restated

Current liabilities
Payroll, social charges and accruals	6,977	5,573	15,436
Related parties	3,936	-	-
Suppliers	2,096	2,225	2,602
Income tax and social contribution payable	2,467	-	-
Other taxes due	476	412	32,617
Loans and financing	322,092	453,288	61,788
Debentures	339,341	351,148	19,497
Dividends payable	267,988	256,426	310,020
Post-employment benefits	57	188	21
Other accounts payable	249	579	232
Provisions for legal claims	112,000	-	-
	1,057,679	1,069,839	442,213
Noncurrent liabilities
Other taxes due	2,365	2,075	1,466
Loans and financing	664,020	562,072	969,412
Debentures	876,140	665,951	996,590
Post-employment benefits	3,995	3,517	7,795
Other accounts payable	830	-	-
Provisions for legal claims	143,095	152,944	290,520
	1,690,445	1,386,559	2,265,783
Equity
Attributable to controlling shareholder's
Share capital	7,910,000	7,910,000	6,910,000
Equity valuation adjustments	895,601	998,466	1,177,372
Legal reserves	844,398	792,716	744,784
Retained earnings	5,557,843	5,016,916	5,330,383
	15,207,842	14,718,098	14,162,539

Total liabilities and equity	17,955,966	17,174,496	16,870,535

Condensed Statements of Operations

	12.31.2017	12.31.2016	12.31.2015
		Restated	Restated
Other operating revenues (expenses)
General and administrative expenses	(59,601)	(107,761)	(123,717)
Other operating income	(68,788)	231,651	(3,586)
Equity in earnings of investees	1,291,434	839,853	1,302,435
	1,163,045	963,743	1,175,132

PROFIT BEFORE FINANCIAL RESULTS AND TAXES	1,163,045	963,743	1,175,132

Financial income (expenses)
Financial income	181,312	321,056	245,347
Financial expenses	(327,855)	(334,113)	(314,101)
	(146,543)	(13,057)	(68,754)

Operating profit	1,016,502	950,686	1,106,378

Income tax and social contribution
Income tax and social contribution	(36,803)	(4,882)	(217)
Deferred income tax and social contribution	53,927	(50,032)	3,388
	17,124	(54,914)	3,171

Net income for the period	1,033,626	895,772	1,109,549

Basic and diluted net earning per share attributed do parent company shareholders - in reais
Common shares	3.6075	3.1265	3.8726
Class A preferred shares	3.9683	3.4390	4.2599
Class B preferred shares	3.9683	3.4390	4.2597

Condensed Statements of Comprehensive Income
	12.31.2017	12.31.2016 Restated	12.31.2015 Restated

NET INCOME	1,033,626	895,772	1,109,549
Other comprehensive income
Items that will never be reclassified to profit or loss
Gain (losses) on actuarial liabilities
Post-employment benefits	18	6,460	2,050
Post-employment benefits - equity	(29,567)	(63,913)	289,082
Taxes on other comprehensive income	(7)	(2,196)	(696)
Items that may be reclassified to profit or loss
Adjustments related to financial assets classified as available for sale	11,661	3,612	412
Adjustments related to financial assets classified as available for sale - equity	9,554	-	-
Taxes on other comprehensive income	(3,965)	(1,229)	1
Realization - gain on financial assets, net of taxes	(9,355)	-	-
Realization - gain on financial assets - equity	(9,554)	-	-
Total comprehensive income, net of taxes	(31,215)	(57,266)	290,849
TOTAL COMPREHENSIVE INCOME	1,002,411	838,506	1,400,398

Condensed Statements of Cash Flows

	12.31.2017	12.31.2016	12.31.2015

Net cash generated from operating activities	440,406	1,905,189	1,455,819

Cash flow from investing activities
Financial investments	24	23	(148)
Loans and financing granted to related parties	(251,856)	(87,272)	(36,800)
Receipt of loans and financing granted to related parties	124,122	5,112	15,359
Disposal of investments	397,572	-	-
Additions in investments	(574,347)	(1,489,563)	(1,235,576)
Capital reduction of investees.	170,000	-	-
Additions to property, plant and equipment	(282)	(224)	(134)
Additions to intangible	(499)	(122)	(292)

Net cash generated from (used in) investing activities	(135,266)	(1,572,046)	(1,257,591)

Cash flow from financing activities
Loans and financing obtained from third parties	77,000	-	640,005
Issue of Debentures	520,000	-	-
Amortization of principal - loans and financing	(83,000)	(6,000)	(606,000)
Amortization of principal - debentures	(333,300)	-	-
Dividends and interest on capital paid	(475,103)	(306,700)	(241,442)

Net cash used in financing activities	(294,403)	(312,700)	(207,437)

Total effects on cash and cash equivalents	10,737	20,443	(9,209)

Cash and cash equivalents at the beginning of the period	46,096	25,653	34,862
Cash and cash equivalents at the end of the period	56,833	46,096	25,653

Change in cash and cash equivalents	10,737	20,443	(9,209)

Restatement of Comparative Balances
12.31.2016	As previously stated	Adjustments	Restated

STATEMENTS OF FINANCIAL POSITION
Assets	17,320,563	(146,067)	17,174,496
Noncurrent assets	16,622,075	(146,067)	16,476,008
Investments	14,111,959	(146,067)	13,965,892
Liabilities	17,320,563	(146,067)	17,174,496
Equity	14,864,165	(146,067)	14,718,098
Attributable to controlling shareholder's	14,864,165	(146,067)	14,718,098
Profit retention reserve	5,162,983	(146,067)	5,016,916
STATEMENTS OF INCOME
Operational expenses / income	1,026,621	(62,878)	963,743
Equity in earnings of investees	902,731	(62,878)	839,853
Profit before financial results and taxes	1,026,621	(62,878)	963,743
Financial results	(13,057)	-	(13,057)
Operating profit	1,013,564	(62,878)	950,686
Income tax and social contribution	(54,914)	-	(54,914)
Net income	958,650	(62,878)	895,772
STATEMENTS OF COMPREHENSIVE INCOME
Total comprehensive income, net of taxes	(57,266)	-	(57,266)
comprehensive income	901,384	(62,878)	838,506

12.31.2015	As previously stated	Adjustments	Restated

STATEMENTS OF FINANCIAL POSITION
Assets	16,953,724	(83,189)	16,870,535
Noncurrent assets	16,160,379	(83,189)	16,077,190
Investments	14,140,573	(83,189)	14,057,384
Liabilities	16,953,724	(83,189)	16,870,535
Equity	14,245,728	(83,189)	14,162,539
Attributable to controlling shareholder's	14,245,728	(83,189)	14,162,539
Profit retention reserve	5,413,572	(83,189)	5,330,383
STATEMENTS OF INCOME
Operational expenses / income	1,258,321	(83,189)	1,175,132
Equity in earnings of investees	1,385,624	(83,189)	1,302,435
Profit before financial results and taxes	1,258,321	(83,189)	1,175,132
Financial results	(68,754)	-	(68,754)
Operating profit	1,189,567	(83,189)	1,106,378
Net income	1,192,738	(83,189)	1,109,549
STATEMENTS OF COMPREHENSIVE INCOME
Total comprehensive income, net of taxes	290,849	-	290,849
comprehensive income	1,483,587	(83,189)	1,400,398

Outstanding Balances with Related Parties

	12.31.2017	12.31.2016
Noncurrent assets
Estado do Paraná	130,156	130,156
Copel Distribuição	89,296	90,640
Copel Telecomunicações	5,189	85,421
Eólicas	221,327	-
Structure sharing	27,273	1,496
Voltalia	38,169	28,968
Structure sharing	67	-
Total	511,477	336,681

Investments in Subsidiaries
	12.31.2017	12.31.2016	01.01.2016
		Restated	Restated
Copel Geração e Transmissão	8,409,370	7,966,750	6,843,029
Copel Distribuição	5,452,703	4,805,981	5,603,673
Copel Telecomunicações	483,195	446,155	508,874
Copel Energia	133,511	269,870	252,074
Compagas	202,857	152,811	150,851
UEG Araucária	89,240	89,314	151,471
Other investments	85,549	99,084	84,959
	14,856,425	13,829,965	13,594,931

Dividends Receivable

	12.31.2017	12.31.2016
Investees and subsidiaries
Copel Geração e Transmissão	297,500	261,686
Copel Distribuição	98,967	149,500
Copel Telecomunicações	15,405	28,910
Copel Comercialização	3,717	6,763
Compagas	7,942	600
Elejor	16,838	8,596
UEG Araucária	6,143	6,143
Nova Asa Branca I	114	114
Nova Asa Branca II	157	157
Nova Asa Branca III	75	75
Nova Eurus IV	48	48
Santa Maria	186	186
Santa Helena	214	214
Ventos de Santo Uriel	235	235

Joint Ventures
Voltália	1,032	1,032

Other investments
Sanepar	10,087	20,275
Other investments	804	729
	459,464	485,263

Provisions for Risks

	12.31.2017	12.31.2016
Regulatory	15,042	15,121
Labor	518	18
Civil	135,422	20,578
Tax Claim	104,113	117,227
	255,095	152,944

Restricted Subsidiaries Net Assets

	12.31.2017	12.31.2016	01.01.2016
		Restated	Restated
Copel Geração e Transmissão S.A.	8,409,370	7,966,750	6,843,029
Copel Distribuição S.A.	5,452,703	4,805,981	5,603,673
UEG Araucária Ltda.	446,204	446,576	754,254
Centrais Elétricas Rio Jordão - Elejor	61,727	79,701	74,000
Total	14,370,004	13,299,008	13,274,956